Significant accounting policies and changes (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Government grants	$ 350,687	$ 0
CEWS
Government grants	292,161	0
CERS
Government grants	$ 58,526	$ 0